Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Information
Schedule of operating segment results

	Three months ended September 30, 2013
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$819.8	$331.1	$331.4	$18.8	$1,501.1
Product sales and other	96.9	15.3	92.8	13.2	218.2
Equity earnings in affiliates (a)	—	—	7.4	—	7.4
Total segment reporting revenues	$916.7	$346.4	$431.6	$32.0	$1,726.7
Internal revenue	$5.8	$9.1	$2.6	$—	$17.5
External revenue	$910.9	$337.3	$429.0	$32.0	$1,709.2
Depreciation and amortization	$114.1	$82.5	$65.0	$9.4	$271.0
Segment EBITDA	$410.3	$162.7	$126.0	$(71.9)	$627.1
Other operating expenses and other income (expense) excluding divestitures	$(16.8)	$(3.5)	$(7.3)	$(18.7)	$(46.3)

	Three months ended September 30, 2012
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$807.6	$334.5	$321.9	$19.3	$1,483.3
Product sales and other	102.6	12.6	95.8	9.1	220.1
Equity earnings in affiliates (a)	—	—	9.3	—	9.3
Total segment reporting revenues	$910.2	$347.1	$427.0	$28.4	$1,712.7
Internal revenue	$5.4	$7.8	$2.3	$—	$15.5
External revenue	$904.8	$339.3	$424.7	$28.4	$1,697.2
Depreciation and amortization	$125.5	$83.6	$69.9	$10.4	$289.4
Segment EBITDA	$409.4	$149.5	$119.5	$(69.9)	$608.5
Other operating expenses and other income (expense) excluding divestitures	$(21.9)	$—	$(5.4)	$(31.9)	$(59.2)

	Nine months ended September 30, 2013
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$2,414.6	$979.5	$973.0	$57.0	$4,424.1
Product sales and other	291.7	34.7	269.5	33.5	629.4
Equity earnings in affiliates (a)	—	—	22.6	—	22.6
Total segment reporting revenues	$2,706.3	$1,014.2	$1,265.1	$90.5	$5,076.1
Internal revenue	$16.7	$25.5	$7.5	$—	$49.7
External revenue	$2,689.6	$988.7	$1,257.6	$90.5	$5,026.4
Depreciation and amortization	$338.2	$245.7	$198.5	$34.7	$817.1
Segment EBITDA	$1,193.8	$446.5	$341.6	$(201.7)	$1,780.2
Other operating expenses and other income (expense) excluding divestitures	$10.8	$(8.4)	$18.1	$(89.7)	$(69.2)

	Nine months ended September 30, 2012
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$2,363.4	$1,011.4	$952.6	$66.3	$4,393.7
Product sales and other	308.0	30.0	276.0	30.8	644.8
Equity earnings in affiliates (a)	—	—	27.9	—	27.9
Total segment reporting revenues	$2,671.4	$1,041.4	$1,256.5	$97.1	$5,066.4
Internal revenue	$14.9	$23.4	$6.8	$—	$45.1
External revenue	$2,656.5	$1,018.0	$1,249.7	$97.1	$5,021.3
Depreciation and amortization	$391.5	$255.5	$213.2	$33.5	$893.7
Segment EBITDA	$1,176.6	$457.2	$332.4	$(186.0)	$1,780.2
Other operating expenses and other income (expense) excluding divestitures	$(28.8)	$(5.1)	$(25.7)	$(52.4)	$(112.0)

	Year ended December 31, 2012
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$3,198.8	$1,350.0	$1,291.2	$85.2	$5,925.2
Product sales and other	404.0	40.1	391.0	39.8	874.9
Equity earnings in affiliates (a)	—	—	36.2	—	36.2
Total segment reporting revenues	$3,602.8	$1,390.1	$1,718.4	$125.0	$6,836.3
Internal revenue	$20.2	$31.5	$9.9	$—	$61.6
External revenue	3,582.6	1,358.6	1,708.5	125.0	6,774.7
Depreciation and amortization	520.1	337.2	282.9	45.1	1,185.3
Segment EBITDA	1,594.8	603.1	483.8	(246.0)	2,435.7
Other operating expenses and other income (expense) excluding divestitures	(29.1)	(5.1)	(24.3)	(64.0)	(122.5)
Expenditures for long-lived assets	25.1	49.2	163.9	132.1	370.3
Equity earnings in affiliates	137.8	—	20.4	—	158.2
Investment in unconsolidated affiliates	1,219.6	—	193.5	—	1,413.1

	Year ended December 31, 2011
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$2,974.5	$1,350.0	$1,337.9	$108.3	$5,770.7
Product sales and other	407.5	29.5	388.8	32.9	858.7
Equity earnings in affiliates (a)	—	—	34.6	—	34.6
Total segment reporting revenues	$3,382.0	$1,379.5	$1,761.3	$141.2	$6,664.0
Internal revenue	$17.5	$37.8	$9.8	$—	$65.1
External revenue	3,364.5	1,341.7	1,751.5	141.2	6,598.9
Depreciation and amortization	571.1	347.7	222.7	45.1	1,186.6
Segment EBITDA	1,407.5	593.5	454.3	(206.8)	2,248.5
Other operating expenses and other income (expense) excluding divestitures	(0.4)	(10.5)	(12.1)	45.8	22.8
Expenditures for long-lived assets	33.4	60.0	168.0	143.4	404.8
Equity earnings in affiliates	118.5	—	34.9	—	153.4
Investment in unconsolidated affiliates	1,288.9	—	201.7	—	1,490.6

	Year ended December 31, 2010
(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$2,923.9	$1,362.2	$1,237.5	$126.8	$5,650.4
Product sales and other	390.9	46.8	353.9	23.9	815.5
Equity earnings in affiliates (a)	—	—	29.4	—	29.4
Total segment reporting revenues	$3,314.8	$1,409.0	$1,620.8	$150.7	$6,495.3
Internal revenue	$18.0	$36.0	$8.4	$—	$62.4
External revenue	3,296.8	1,373.0	1,612.4	150.7	6,432.9
Depreciation and amortization	676.2	362.9	289.9	51.2	1,380.2
Segment EBITDA	1,322.3	553.0	329.8	(178.1)	2,027.0
Other operating expenses and other income (expense) excluding divestitures	(60.2)	(8.5)	(26.4)	(21.0)	(116.1)
Expenditures for long-lived assets	27.9	69.9	171.3	100.6	369.7
Equity earnings in affiliates	104.8	—	12.5	—	117.3
Investment in unconsolidated affiliates	1,013.5	—	194.7	—	1,208.2

Schedule of reconciliation of reportable segment amounts to the consolidated balances

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Segment Revenues:
Total reported segments	$1,694.7	$1,684.3	$4,985.6	$4,969.3
All Other and Corporate	32.0	28.4	90.5	97.1
Adjustment to reconcile to Adjusted revenue:
Official check and money order revenues (b)	(0.8)	(2.3)	(3.2)	(11.9)
Eliminations of intersegment revenues	(17.5)	(15.5)	(49.7)	(45.1)
Adjusted revenue	1,708.4	1,694.9	5,023.2	5,009.4
Adjustments to reconcile to Consolidated revenues:
Adjustments for non-wholly-owned entities (c)	3.0	11.8	26.3	48.5
Official check and money order revenues (b)	0.8	2.3	3.2	11.9
ISO commission expense	123.5	120.6	362.6	355.7
Reimbursable debit network fees, postage and other	876.4	844.4	2,596.5	2,498.0
Consolidated revenues	$2,712.1	$2,674.0	$8,011.8	$7,923.5
Segment EBITDA:
Total reported segments	$699.0	$678.4	$1,981.9	$1,966.2
All Other and Corporate	(71.9)	(69.9)	(201.7)	(186.0)
Adjusted EBITDA	627.1	608.5	1,780.2	1,780.2
Adjustments to reconcile to “Net loss attributable to First Data Corporation”:
Adjustments for non-wholly-owned entities (c)	0.5	4.1	3.2	3.8
Depreciation and amortization	(271.3)	(293.5)	(818.2)	(897.1)
Interest expense	(469.0)	(488.6)	(1,410.2)	(1,430.4)
Interest income	2.7	2.1	8.0	6.3
Other items (d)	(49.8)	(70.8)	(86.4)	(137.1)
Income tax (expense) benefit	(28.6)	69.4	(101.7)	252.3
Stock-based compensation	(5.5)	(3.4)	(36.1)	(10.4)
Official check and money order EBITDA (b)	0.4	1.4	1.9	6.2
Costs of alliance conversions	(17.8)	(22.8)	(59.1)	(56.5)
KKR related items	(8.3)	(8.4)	(24.4)	(25.2)
Debt issuance costs	0.1	(10.0)	(3.2)	(14.0)
Net loss attributable to First Data Corporation	$(219.5)	$(212.0)	$(746.0)	$(521.9)

(a)                  Excludes equity losses that were recorded in expense and the amortization related to the excess of the investment balance over the Company’s proportionate share of the investee’s net book value for the International segment.

(b)                  Represents an adjustment to exclude the official check and money order businesses from revenue and EBITDA due to the Company’s wind down of these businesses.

(c)                   Represents the net adjustment to reflect First Data’s proportionate share of alliance revenue and EBITDA within the Retail and Alliance Services segment, equity earnings in affiliates included in International segment revenue and amortization related to equity method investments not included in segment EBITDA.

(d)                  Includes restructuring, certain retention bonuses, litigation and regulatory settlements, and impairments as applicable to the periods presented and “Other income (expense)” as presented in the Consolidated Statements of Operations.

	Year ended December 31,
(in millions)	2012	2011	2010
Segment Revenues:
Total reported segments	$6,711.3	$6,522.8	$6,344.6
All Other and Corporate	125.0	141.2	150.7
Adjustments to reconcile to Adjusted revenue:
Official check and money order revenues (b)	(12.7)	(9.9)	8.0
Eliminations of intersegment revenues	(61.6)	(65.1)	(62.4)
Adjusted revenue	6,762.0	6,589.0	6,440.9
Adjustments to reconcile to Consolidated revenues:
Adjustments for non-wholly-owned entities (c)	73.2	179.7	224.1
Official check and money order revenues	12.7	9.9	(8.0)
ISO commission expense	470.9	403.5	333.8
Reimbursable debit network fees, postage and other	3,361.5	3,531.5	3,389.6
Consolidated revenues	$10,680.3	$10,713.6	$10,380.4
Segment EBITDA:
Total reported segments	$2,681.7	$2,455.3	$2,205.1
All Other and Corporate	(246.0)	(206.8)	(178.1)
Adjusted EBITDA	2,435.7	2,248.5	2,027.0
Adjustments to reconcile to Net loss attributable to First Data Corporation:
Divested businesses	—	—	1.1
Adjustments for non-wholly-owned entities (c)	6.8	59.5	34.3
Depreciation and amortization	(1,191.6)	(1,245.0)	(1,414.4)
Interest expense	(1,897.8)	(1,833.1)	(1,796.6)
Interest income	8.8	7.9	7.8
Other items (d)	(156.9)	62.4	(97.4)
Income tax benefit	224.0	270.1	323.8
Stock based compensation	(11.8)	(16.9)	(16.1)
Official check and money order EBITDA (b)	6.4	(0.5)	(21.2)
Costs of alliance conversions	(77.2)	(28.4)	(25.7)
Stock plan modification expenses	—	—	(7.8)
KKR related items	(33.6)	(37.4)	(28.5)
Debt issuance costs	(13.7)	(3.2)	(8.1)
Net loss attributable to First Data Corporation	$(700.9)	$(516.1)	$(1,021.8)

(a)                  Excludes equity losses that were recorded in expense and the amortization related to the excess of the investment balance over the Company’s proportionate share of the investee’s net book value for the International segment.

(b)                  Represents an adjustment to exclude the official check and money order businesses from revenue and EBITDA due to the Company’s wind down of these businesses.

(c)                   Net adjustment to reflect First Data’s proportionate share of alliance revenue and EBITDA within the Retail and Alliance Services segment, equity earnings in affiliates included in International segment revenue and amortization related to equity method investments not included in segment EBITDA.

(d)                  Includes restructuring, litigation and regulatory settlements and impairments as applicable to the periods presented and “Other income (expense)” as presented in the Consolidated Statement of Operations.

Schedule of segment assets

(in millions)	As of September 30, 2013	As of December 31, 2012
Assets:
Retail and Alliance Services	$25,607.6	$25,885.7
Financial Services	4,192.3	4,477.1
International	5,061.4	5,305.7
All Other and Corporate	1,982.4	2,230.5
Consolidated	$36,843.7	$37,899.0

	As of December 31,
(in millions)	2012	2011
Assets:
Retail and Alliance Services	$25,885.7	$27,882.2
Financial Services	4,477.1	4,647.8
International	5,305.7	5,332.9
All Other and Corporate	2,230.5	2,413.4
Consolidated	$37,899.0	$40,276.3

Schedule of reconciliation of reportable segment depreciation and amortization amounts to the consolidated balances

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Depreciation and amortization:
Total reported segments	$261.6	$279.0	$782.4	$860.2
All Other and Corporate	9.4	10.4	34.7	33.5
	271.0	289.4	817.1	893.7
Adjustments to reconcile to consolidated depreciation and amortization:
Adjustments for non-wholly-owned entities	20.0	25.5	60.3	76.7
Amortization of initial payments for new contracts	10.4	12.0	30.7	33.7
Total consolidated depreciation and amortization	$301.4	$326.9	$908.1	$1,004.1

	Year ended December 31,
(in millions)	2012	2011	2010
Depreciation and Amortization:
Total reported segments	$1,140.2	$1,141.5	$1,329.0
All Other and Corporate	45.1	45.1	51.2
	1,185.3	1,186.6	1,380.2
Adjustments to reconcile to consolidated depreciation and amortization:
Adjustments for non-wholly-owned entities	101.1	115.1	107.2
Amortization of initial payments for new contracts	44.5	42.5	38.6
Total consolidated depreciation and amortization	$1,330.9	$1,344.2	$1,526.0

Schedule of information concerning principal geographic areas

(in millions)	United States	International	Total
Revenues
2012	$9,046.0	$1,634.3	$10,680.3
2011	9,026.3	1,687.3	10,713.6
2010	8,806.8	1,573.6	10,380.4
Long-Lived Assets
2012	$20,594.9	$3,128.3	$23,723.2
2011	21,154.6	3,290.5	24,445.1
2010	21,979.0	3,424.6	25,403.6